Retirement Plans - Defined Benefit Plans - Pension Plan's Asset Allocation (Detail) (Employees at the Androscoggin, Bucksport, and Sartell mills)	12 Months Ended					12 Months Ended							12 Months Ended
	Dec. 31, 2010 Other securities	Dec. 31, 2011 Money market funds	Dec. 31, 2011 Fixed income funds	Dec. 31, 2010 Fixed income funds	Dec. 31, 2011 Other funds	Dec. 31, 2010 Equity securities	Dec. 31, 2011 Domestic equity funds - large cap	Dec. 31, 2010 Domestic equity funds - large cap	Dec. 31, 2011 Domestic equity funds - small cap	Dec. 31, 2010 Domestic equity funds - small cap	Dec. 31, 2011 International equity funds	Dec. 31, 2010 International equity funds	Dec. 31, 2011 Minimum Other securities	Dec. 31, 2011 Minimum Equity securities	Dec. 31, 2011 Maximum Other securities	Dec. 31, 2011 Maximum Equity securities
Defined Benefit Plan Disclosure [Line Items]
Targeted Allocation	52.00%					48.00%							70.00%	20.00%	80.00%	30.00%
Allocation		3.00%	65.00%	47.00%	3.00%		21.00%	29.30%	4.00%	5.50%	4.00%	18.20%